PRODUCT WARRANTY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PRODUCT WARRANTY
Balance at the beginning of the period	$ 466	$ 300	$ 142
Warranty accrued	989	284	238
Utilized	(237)	(118)	(80)
Balance at the end of the period	1,065	466	300
Current portion of product warranty	$ 153	$ 0